Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of contractual obligations and commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$11,155	$11,155	$-	$-
Deferred consideration payable	8,750	8,750	-	-
Equipment loans	1,947	848	1,099	-
Finance lease obligations	7,102	3,187	3,915	-
Total	$28,954	$23,940	$5,014	$-

Schedule of foreign currency risk
		June 30, 2026		December 31, 2025
	MXN	CDN	MXN	CDN
Cash	$30,176	$3,055	$29,172	$1,710
Due from related parties	-	335	4,026	-
Long-term investments	-	4,552	-	5,690
Reclamation bonds	-	6	-	6
Amounts receivable	10,094	73	11,461	30
Accounts payable and accrued liabilities	(73,823)	(190)	(73,792)	(311)
Due to related parties	-	(135)	-	(135)
Finance lease obligations	(1,881)	(374)	(4,320)	(430)
Net exposure	(35,434)	7,322	(33,453)	6,560
US dollar equivalent	$(2,023)	$5,152	$(1,863)	$4,785

Schedule of financial assets measured at fair value on a recurring basis
	Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash	$144,783	$-	$-
Amounts receivable	-	-	-
Derivative asset	-	630	-
Long-term investments	2,931	-	272
Total financial assets	$147,714	$630	$272

FINANCIAL LIABILITIES
Accounts payable	$-	$(356)	$-
Derivative liability	-	-	-
Total financial liabilities	$-	$(356)	$-
	Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash	$101,724	$-	$-
Amounts receivable	-	7,430	-
Derivative asset	-	1,314	-
Long-term investments	3,843	-	308
Total financial assets	$105,567	$8,744	$308

FINANCIAL LIABILITIES
Derivative liability	-	-	-
Total financial liabilities	$-	$-	$-